Stockholders' Equity (Details Narrative) - USD ($)			2 Months Ended		9 Months Ended	12 Months Ended
	Feb. 27, 2015	Oct. 28, 2014	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2016
Common stock par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized			100,000,000	100,000,000		100,000,000	100,000,000
Preferred stock par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized			10,000,000	10,000,000		10,000,000	10,000,000
Common stock holders owned percentage						50.00%	50.00%
Number of common stock shares issued to its founders and initial shareholders		12,000,000
Common stock price per share		$ 0.001
Number of common stock value issued to its founders and initial shareholders		$ 12,000		$ 41,500		$ 54,000
Percentage of convertible note interest	10.00%		10.00%	10.00%		10.00%
Note conversion price per share	$ 0.025
Debt conversion into common stock shares	413,479
Common stock, shares outstanding			12,830,000	12,830,000		14,323,479	14,323,479
12 Accredited Investors [Member]
Number of common stock shares sold			830,000
Sale of stock, price per share			$ 0.05	$ 0.05
Number of common stock sold			$ 41,500
Accredited Investors [Member]
Number of common stock shares sold					1,080,000
Sale of stock, price per share					$ 0.05
Number of common stock sold					$ 54,000
Mr. Beauregard and Mr. Trudeau [Member]
Number of common stock shares issued to its founders and initial shareholders		4,500,000